SUMMARY OF CHANGES IN COMMON SHARE PURCHASE WARRANTS (Details) (Parenthetical)	Jan. 13, 2021 Days $ / shares shares	Jan. 31, 2022 $ / shares	Nov. 03, 2021 $ / shares	Oct. 31, 2021 $ / shares	Oct. 31, 2020 $ / shares
Equity [Abstract]
Class of Warrant or Right, Outstanding | shares	3,643,791
Common Stock, Par or Stated Value Per Share | (per share)	$ 0.30	$ 0.001	$ 0.65	$ 0.001	$ 0.001
Number of minimum consecutive trading days | Days	10
Maturity date, description	extending the expiry date from January 17, 2021 to August 31, 2021